INCOME TAXES	12 Months Ended
Aug. 31, 2020
Disclosure of income tax [Abstract]
INCOME TAXES [Text Block]

18.          INCOME TAXES

The income taxes shown in the consolidated earnings differ from the amounts obtained by applying statutory rates to the earnings before provision for income taxes due to the following:

	2020		2019		2018

Loss before income taxes		$7,056		$16,670		$40,024

Income tax recovery at statutory rates		(1,905)		(4,503)		(10,941)
Difference of foreign tax rates		(8)		(2)		(231)
Non-deductible expenses and non-taxable portion of capital gains		(216)		1,316		358
Changes in unrecognized deferred tax assets and other		2,201		3,295		10,814
Income tax expense (recovery)		72		106		—

Income tax expense (recovery) consists of:
Current income taxes		$—		$—		$—
Deferred income taxes		72		106		—
		$72		$106		$—

The gross movement on the net deferred income tax account is as follows:

	2020	2019	2018
Deferred tax liability at the beginning of the year	$—	$—	$—
Tax (expense) relating to the loss from continuing operations	(72)	(106)	(15,527)
Tax recovery relating to components of other comprehensive loss	72	106	—
Tax recovery recorded in deficit	—	—	15,527
Deferred tax liability at the end of the year	$—	$—	$—

The significant components of the Company's net deferred income tax liabilities are as follows:

	2020	2019	2018
Convertible notes	$(661)	$(1,024)	$—
Loans payable	(247)	(339)	—
Mineral properties	(2,221)	(2,354)	(2,434)
Loss carry-forwards	3,129	3,717	2,434
	$—	$—	$—

Unrecognized deductible temporary differences, unused tax losses and unused tax credits are attributed to the following:

		2020	2019	2018
Tax Losses:
Operating loss carry-forwards - Canada		$137,029	$125,851	$106,058
Operating loss carry-forwards - South Africa		100,409	28,925	23,026
Net capital loss carry-forwards		—	204	621
	$		$154,980	$129,705
Temporary Differences:
Mineral properties		$7,672	$7,526	$7,664
Financing Costs		7,539	13,357	18,831
Property, plant and equipment		697	807	735
Other		603	381	254
		$16,511	$22,071	$27,484

Investment Tax Credits:		$318	$312	$318

The Company's Canadian operating loss carry-forwards expire between 2026 and 2040. The Company's South African operating loss carry-forwards do not expire. The Company's Canadian unused investment tax credit carry-forwards expire between 2029 and 2035. The Company's Canadian net capital loss carry-forwards do not expire.